Property, Plant and Equipment - Summary of Breakdown of Property, Plant and Equipment by Country (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 74,189	€ 84,517	€ 84,431
Italy [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	41,523	44,239
Romania [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	16,585	17,520
United States of America [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	11,381	18,259
Brazil [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,574	3,167
Europe [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,168	919
China [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	779	166
Other countries [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 179	€ 247